SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2023
Share-based payment arrangements [Abstract]
Schedule of Inputs to the Model Used for PSUs Granted
The following table lists the inputs to the valuation model used for the PSUs granted in March 2023:

March 2023 PSUs
Fair value at grant date (in euros)	21.56
Share price at grant date (in euros)	15.23
Dividend yield	—
Expected volatility (A)	67%
Risk-free interest rate (US government bond yield)	4.56%
Model used	Monte Carlo
(A)Volatility in the share prices of the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.